Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Allowance for credit losses
The following table presents the activity in the allowance for credit losses for accounts receivable for the three months ended March 31, 2026 and 2025:

Puget Energy and Puget Sound Energy	Three Months Ended March 31,
(Dollars in Thousands)	2026	2025
Allowance for credit losses:
Beginning balance	$26,452	$40,436
Provision for credit loss expense 1	10,905	13,673
Receivables charged-off	(8,487)	(10,810)

Total ending allowance balance	$28,870	$43,299

1	$4.7 million and $9.3 million of provision related to balances of deferred costs specific to COVID-19 as of March 31, 2026 and 2025, respectively.

The following table presents the activity in the allowance for credit losses for accounts receivable at December 31, 2025, and 2024:

Puget Energy and Puget Sound Energy

(Dollars in Thousands)	Year Ended December 31,
Allowance for credit losses:	2025	2024

Beginning balance	$40,436	$38,211
Provision for credit loss expense 1	31,343	43,573
Receivables charged-off	(45,327)	(41,348)

Total ending allowance balance	$26,452	$40,436

1	$21.4 million and $37.1 million of provision related to balances of deferred costs specific to COVID-19 as of December 31, 2025 and 2024, respectively.